Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions
Expected dividends	1.08%	1.12%	2.37%
Expected term (in years)	6 years 1 month 2 days	7 years 9 months	7 years 9 months
Expected volatility	27.00%	25.00%	15.00%
Risk-free rate	1.27%	2.74%	3.39%